Rights of use of assets (Details) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Total Right-of-use assets	$ 1,242	$ 1,330
Non-current	1,242	1,330
Total right of use assets including non-current	1,242	1,330
Machinery and Equipment [Member]
Statement [Line Items]
Total Right-of-use assets	2	7
Real Estate [Member]
Statement [Line Items]
Total Right-of-use assets	17	18
Other [Member]
Statement [Line Items]
Total Right-of-use assets	$ 1,223	$ 1,305